FAIR VALUE MEASUREMENT (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 2,358,240	$ 1,937,234	$ 1,621,199
Transfers out	(2,358,240)	0	0
Balance	0	2,358,240	1,937,234
Embedded Derivative Financial Instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	685,922	288,934	285,157
Transfers out	(685,922)	(20,757)	(103,096)
Balance	$ 0	$ 685,922	$ 288,934